                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       SUPPLEMENT DATED AUGUST 11, 2008 TO
                EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 29, 2008

This information supplements the Statement of Additional Information of First American Investment Funds, Inc., dated February 29, 2008 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT CERTAIN SHAREHOLDER SERVICES--REDUCING CLASS A SALES CHARGES--LETTER OF INTENT," LOCATED ON PAGE 83, IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

     LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A or Class C shares in the Funds, or other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

     The amount held in escrow will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. Absent complete and current notification from the investor or from his or her financial intermediary to the Funds, the investor may not realize the benefit of a reduced sales charge.

                                                                  EQUITY-SAI-STK

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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       SUPPLEMENT DATED AUGUST 11, 2008 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 17, 2007

This information supplements the Statement of Additional Information of First American Investment Funds, Inc., dated December 17, 2007, as previously supplemented January 7, 2008 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT CERTAIN SHAREHOLDER SERVICES--REDUCING CLASS A SALES CHARGES--LETTER OF INTENT," LOCATED ON PAGE 39, IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

     LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Fund, or Class A or Class C shares of other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold a percentage equal to the maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

     The amount held in escrow will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. Absent complete and current notification from the investor or from his or her financial intermediary to the Fund, the investor may not realize the benefit of a reduced sales charge.

                                                                    GI-SAI-STK#2

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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       SUPPLEMENT DATED AUGUST 11, 2008 TO
           TAX FREE AND BOND FUNDS STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 29, 2007

This information supplements the Statement of Additional Information of First American Investment Funds, Inc., dated October 29, 2007, as previously supplemented November 30, 2007 and January 7, 2008 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT CERTAIN SHAREHOLDER SERVICES--REDUCING CLASS A SALES CHARGES--LETTER OF INTENT," LOCATED ON PAGE 87, IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

     LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A or Class C shares in the Funds, or other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

     The amount held in escrow will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. Absent complete and current notification from the investor or from his or her financial intermediary to the Funds, the investor may not realize the benefit of a reduced sales charge.

                                                                  BOND-SAI-STK#3